Liquidity Facilities and Other Financing Arrangements - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 31, 2025	Apr. 30, 2025	Jun. 17, 2024	Dec. 31, 2025	Mar. 31, 2026	Feb. 13, 2026	Dec. 31, 2024	May 31, 2022	May 16, 2022
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,300,000
Short-term debt				487,500	$ 140,000		$ 378,400
Line of Credit, Current				$ 427,500			338,400
Proceeds from Lines of Credit	$ 125,000	$ 139,000
Liquidity Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding					0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Secured Overnight Financing Rate Adjustment				0.10%
Basis spread on variable rate (percent)				1.75%
Working Capital Needs
Debt Instrument [Line Items]
Current borrowing capacity of line of credit									$ 800,000
Energy Dedging Activities
Debt Instrument [Line Items]
Current borrowing capacity of line of credit					8,000
Purchase Power Contract
Debt Instrument [Line Items]
Posted Collateral					64,500
Puget Sound Energy
Debt Instrument [Line Items]
Line of Credit Facility, Current Same-Day Borrowing Capacity				$ 75,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,400,000
Maximum capitalization percentage				65.00%
Derivative, Basis Spread on Variable Rate				1.25%
Line of Credit, Unused Capacity, Commitment Fee Percentage				0.175%
Short-term debt				$ 60,000			$ 40,000
Posted Collateral					64,500
Promissory Note Outstanding, Amount				$ 0
Weighted-average interest rate on short-term debt (percent)				35.30%			8.50%
Proceeds from Contributed Capital			$ 292,800
Puget Sound Energy | Line of Credit [Member] | Affiliated Entity [Member]
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				$ 200,000
Puget Sound Energy | Standby Letters of Credit
Debt Instrument [Line Items]
Current borrowing capacity of line of credit					8,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 210,000	300,000
Puget Sound Energy | Standby Letters of Credit | Subsequent Event
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 300,000
Puget Sound Energy | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Secured Overnight Financing Rate Adjustment				0.10%
Derivative, Basis Spread on Variable Rate				1.75%
Line of Credit Facility, Fair Value of Amount Outstanding				$ 0
Puget Sound Energy | Working Capital Needs
Debt Instrument [Line Items]
Current borrowing capacity of line of credit								$ 800,000
Puget Sound Energy | Working Capital Needs | Letter of Credit
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				1,700
Puget Sound Energy | Energy Dedging Activities | Letter of Credit
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				53,100
Puget Sound Energy | Purchase Power Contract
Debt Instrument [Line Items]
Posted Collateral				12,000
Puget Sound Energy | Purchase Power Contract | ICE Margin
Debt Instrument [Line Items]
Posted Collateral				78,000
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Purchase Power Contract 1
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				58,500	60,000
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Purchase Power Contract 2
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				13,500	11,900
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Purchase Power Contract 3
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				11,900	$ 13,400
Puget Sound Energy | Purchase Power Contract | Standby Letters of Credit | Funding Participant Contract
Debt Instrument [Line Items]
Current borrowing capacity of line of credit				$ 13,400